FINANCIAL INSTRUMENTS - Commodity price risk and Currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Currency risk
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 3.8	$ 4.5
Increase (decrease) in fair value measurement due to reasonably possible decrease	0.8	0.6
Interest rate risk
Financial Instruments
Increase (decrease) in fair value measurement due to reasonably possible increase	$ 0.1	0.4
Fresnillo obligation
Financial Instruments
Applicable margin (as a percent)	5.00%
Gold and silver | Commodity Price risk | Price
Financial Instruments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase in revenue due to increase in price	$ 23.4	$ 19.3